Net interest income - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Costs to originate credit card balances	£ 623	£ 687	£ 684
Interest income on impaired financial assets accrued	7	9	9
Interest expense on lease liabilities	£ 20	£ 23	£ 25